Significant Accounting Policies (Details Narrative)	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Segment	Dec. 31, 2019 USD ($)
Product Information [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)				$ 0
Research and Development Expense	$ 1,791,000	$ 1,071,000	$ 1,680,000	$ 1,649,000
Cash, FDIC Insured Amount	$ 250,000		$ 250,000
Number of Reportable Segments | Segment			1
One Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration Risk, Percentage			92.00%